CONSOLIDATED STATEMENT OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue	$ 1,833,074	$ 1,865,039	$ 1,915,550
Operating costs and expenses:
Cost of revenue (exclusive of depreciation shown separately below)	653,982	685,427	721,364
Selling and marketing expense	524,443	531,514	543,325
General and administrative expense	333,214	390,588	443,569
Product development expense	133,335	161,412	165,343
Depreciation	34,999	34,777	77,614
Amortization of intangibles	89,209	136,426	280,249
Goodwill impairment	0	0	9,000
Total operating costs and expenses	1,769,182	1,940,144	2,240,464
Operating income (loss)	63,892	(75,105)	(324,914)
Interest expense	(120,027)	(135,719)	(137,495)
Unrealized gain (loss) on investment in MGM Resorts International	119,175	(649,178)	721,668
Other income, net	16,136	98,227	46,225
Earnings (loss) from continuing operations before income taxes	79,176	(761,775)	305,484
Income tax (provision) benefit	(28,079)	149,941	(72,821)
Net earnings (loss) from continuing operations	51,097	(611,834)	232,663
(Loss) earnings from discontinued operations, net of tax	(152,567)	78,504	25,654
Net (loss) earnings	(101,470)	(533,330)	258,317
Net (earnings) loss attributable to noncontrolling interests	(2,556)	(6,567)	7,625
Net (loss) earnings attributable to People Incorporated shareholders	$ (104,026)	$ (539,897)	$ 265,942
Per share information from continuing operations:
Basic (loss) earnings per share (in USD per share)	$ 0.63	$ (7.36)	$ 2.71
Diluted (loss) earnings per share (in USD per share)	0.62	(7.36)	2.62
Per share information attributable to People Incorporated common stock and Class B common stock shareholders:
Basic (loss) earning per share (in USD per share)	(1.30)	(6.49)	3.07
Diluted (loss) earning per share (in USD per share)	$ (1.27)	$ (6.49)	$ 2.97
Stock-based compensation expense by function:
Total stock-based compensation expense	$ 27,904	$ 73,159	$ 69,062
Cost of revenue
Stock-based compensation expense by function:
Total stock-based compensation expense	1,631	2,156	1,516
Selling and marketing expense
Stock-based compensation expense by function:
Total stock-based compensation expense	3,464	2,701	2,168
General and administrative expense
Stock-based compensation expense by function:
Total stock-based compensation expense	19,842	64,961	61,152
Product development expense
Stock-based compensation expense by function:
Total stock-based compensation expense	$ 2,967	$ 3,341	$ 4,226